UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21579

Nuveen Floating Rate Income Opportunity Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JRO

Nuveen Floating Rate Income Opportunity Fund
Portfolio of Investments	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 151.0% (91.6% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 124.8% (75.7% of Total Investments) (4)

	Aerospace & Defense – 2.6% (1.6% of Total Investments)

$5,766	Sequa Corporation, Term Loan, First Lien, (WI/DD)	TBD	TBD	B–	$5,834,938
1,985	Sequa Corporation, Term Loan, Second Lien, (WI/DD)	TBD	TBD	CCC	2,022,690
744	Transdigm, Inc., Extend Term Loan F	3.993%	6/07/23	Ba2	744,143
3,349	Transdigm, Inc., Term Loan E, First Lien	4.044%	5/14/22	Ba2	3,351,498
11,844	Total Aerospace & Defense				11,953,269

	Air Freight & Logistics – 0.9% (0.5% of Total Investments)

1,329	Americold Realty Operating Partnership, Term Loan B, (DD1)	4.750%	12/01/22	BB	1,345,576
1,178	PAE Holding Corporation, Term Loan B, (DD1)	6.500%	10/20/22	B+	1,185,959
1,444	XPO Logistics, Inc., Refinanced Term Loan	3.405%	11/01/21	Ba1	1,454,737
3,951	Total Air Freight & Logistics				3,986,272

	Airlines – 1.7% (1.1% of Total Investments)

2,418	American Airlines, Inc., Replacement Term Loan	2.993%	6/27/20	BB+	2,422,447
3,660	American Airlines, Inc., Term Loan B	3.494%	12/14/23	BB+	3,669,150
1,960	American Airlines, Inc., Term Loan B, First Lien	3.490%	10/08/21	BB+	1,966,248
8,038	Total Airlines				8,057,845

	Auto Components – 0.1% (0.1% of Total Investments)

573	Horizon Global Corporation, Term Loan B	5.500%	6/30/21	B+	576,556

	Automobiles – 2.5% (1.5% of Total Investments)

4,588	Chrysler Group LLC, Term Loan	2.990%	12/31/18	BBB–	4,617,719
5,876	Formula One Group, Term Loan B	4.568%	2/01/24	B	5,891,092
1,050	Formula One Group, Term Loan, Second Lien	8.068%	7/29/22	CCC+	1,060,500
11,514	Total Automobiles				11,569,311

	Building Products – 0.7% (0.4% of Total Investments)

2,993	Quikrete Holdings, Inc., Initial Term Loan, First Lien	4.243%	11/15/23	BB–	3,018,062

	Capital Markets – 0.5% (0.3% of Total Investments)

750	Helix Generation, Term Loan B, (WI/DD)	TBD	TBD	BB	759,562
1,500	RPI Finance Trust, Term Loan B6	3.153%	3/16/23	BBB–	1,507,734
2,250	Total Capital Markets				2,267,296

	Chemicals – 1.0% (0.6% of Total Investments)

432	Ineos US Finance LLC, New 2022 Dollar Term Loan	3.743%	3/31/22	Ba2	435,544
482	Ineos US Finance LLC, New 2024 Dollar Term Loan	3.743%	4/01/24	Ba2	485,914
1,521	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB+	1,536,587
1,485	OM Group, Inc., Term Loan B, First Lien	6.147%	2/21/24	B	1,507,275
750	Univar, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB–	753,000
4,670	Total Chemicals				4,718,320

	Commercial Services & Supplies – 4.4% (2.7% of Total Investments)

378	Acosta, Inc., Term Loan B	4.250%	9/26/21	B	352,326
743	ADS Waste Holdings, Inc., Term Loan B, First Lien	3.696%	11/10/23	BB	750,474
261	Education Management LLC, Tranche A, Term Loan, (5)	5.655%	7/02/20	N/R	127,933
496	Education Management LLC, Tranche B, Term Loan, (5)	8.655%	7/02/20	N/R	13,219
998	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	5.147%	10/19/23	B2	1,007,891
1,000	Fort Dearborn Holding Company, Inc., Term Loan, Second Lien	9.650%	10/07/24	CCC	995,000
3,157	iQor US, Inc., Term Loan, First Lien	6.148%	4/01/21	B	3,125,249
333	iQor US, Inc., Term Loan, Second Lien	9.898%	4/01/22	CCC+	303,333

NUVEEN	1

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Commercial Services & Supplies (continued)

$1,238	KAR Auction Services, Inc., Term Loan B3, First Lien	4.500%	3/09/23	BB–	$1,253,154
2,985	Monitronics International, Inc., Term Loan B2, First Lien	6.647%	9/30/22	B2	3,034,441
4,637	Protection One, Inc., Term Loan, First Lien	4.250%	5/02/22	BB–	4,689,934
1,529	Skillsoft Corporation, Initial Term Loan, First Lien, (DD1)	5.750%	4/28/21	B–	1,436,371
1,481	Universal Services of America, Initial Term Loan, First Lien	4.790%	7/28/22	B+	1,486,574
1,750	Universal Services of America, Term Loan, Second Lien	9.672%	7/28/23	B–	1,776,250
20,986	Total Commercial Services & Supplies				20,352,149

	Communications Equipment – 2.6% (1.6% of Total Investments)

1,835	Avaya, Inc., DIP Term Loan	8.500%	1/24/18	Baa3	1,888,376
5,418	Avaya, Inc., Term Loan B3, (5)	6.460%	10/26/17	N/R	4,544,178
1,060	Avaya, Inc., Term Loan B6, (5)	6.667%	3/31/18	N/R	887,104
1,815	Avaya, Inc., Term Loan B7, (5), (DD1)	6.460%	5/29/20	N/R	1,520,247
1,191	Colorado Buyer, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	B+	1,201,296
583	Colorado Buyer, Inc., Term Loan, Second Lien, (WI/DD)	TBD	TBD	B3	586,250
1,286	Riverbed Technology, Inc., Term Loan B, First Lien	4.250%	4/24/22	B+	1,286,012
13,188	Total Communications Equipment				11,913,463

	Consumer Finance – 2.1% (1.3% of Total Investments)

1,866	First Data Corporation, New Dollar Term Loan	3.988%	7/08/22	BB	1,877,957
7,769	First Data Corporation, Term Loan B	3.491%	4/21/24	BB	7,782,142
9,635	Total Consumer Finance				9,660,099

	Containers & Packaging – 0.5% (0.3% of Total Investments)

1,218	Berry Plastics Holding Corporation, Term Loan I	3.507%	10/01/22	BB	1,227,253
1,000	Reynolds Group Holdings, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	B+	1,006,097
2,218	Total Containers & Packaging				2,233,350

	Diversified Consumer Services – 3.3% (2.0% of Total Investments)

5,049	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	6/07/23	B+	4,866,242
5,170	Hilton Hotels Corporation, Term Loan B2	2.991%	10/25/23	BBB–	5,218,513
3,439	Houghton Mifflin, Term Loan B, First Lien	4.000%	5/28/21	B+	3,189,531
1,750	Laureate Education, Inc., New Term Loan, (WI/DD)	TBD	TBD	B	1,752,187
15,408	Total Diversified Consumer Services				15,026,473

	Diversified Financial Services – 3.0% (1.8% of Total Investments)

2,764	Citco III Limited, Term Loan, (WI/DD)	TBD	TBD	N/R	2,782,517
813	Freedom Mortgage Corporation, Initial Term Loan	6.862%	2/23/22	BB–	826,211
1,424	MJ Acquisition Corp., Term Loan, First Lien	4.061%	6/01/22	B+	1,433,904
2,992	Veritas US, Inc., Initial Dollar Term Loan B1	6.772%	1/27/23	B+	2,981,596
5,815	WideOpenWest Finance LLC, New Term Loan B	4.554%	8/18/23	B1	5,860,378
13,808	Total Diversified Financial Services				13,884,606

	Diversified Telecommunication Services – 6.3% (3.9% of Total Investments)

995	DTI Holdings, Inc., Term Loan B, First Lien	6.421%	10/02/23	B	980,697
2,807	Frontier Communications Corporation, Term Loan A, Delayed Draw, First Lien	3.750%	3/31/21	BB	2,723,145
2,993	Greeneden U.S. Holdings II LLC, Term Loan B	5.158%	12/01/23	B2	3,019,634
9,504	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.887%	6/30/19	B1	9,406,801
3,445	Level 3 Financing, Inc., Tranche B, Term Loan	3.241%	2/22/24	BBB–	3,460,526
641	Presidio, Inc., Term Loan, First Lien	4.396%	2/02/22	B1	647,764
9,000	Ziggo B.V., Term Loan E	3.494%	4/15/25	BB–	9,014,463
29,385	Total Diversified Telecommunication Services				29,253,030

	Electric Utilities – 1.4% (0.8% of Total Investments)

701	EFS Cogen Holdings LLC, Term Loan B	4.650%	6/28/23	BB	706,918
2,620	Energy Future Intermediate Holding Company, DIP Term Loan	4.304%	6/30/17	BB	2,637,291
2,437	Vistra Operations Co., Term Loan B	3.753%	8/04/23	BB+	2,434,467
557	Vistra Operations Co., Term Loan C	3.743%	8/04/23	Ba2	556,621
6,315	Total Electric Utilities				6,335,297

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Electronic Equipment, Instruments & Components – 1.4% (0.8% of Total Investments)

$2,203	SMART Modular Technologies, Inc., Term Loan	9.250%	8/26/19	B	$2,147,882
1,749	TTM Technologies, Inc., New Term Loan	5.250%	5/31/21	BB–	1,781,985
2,328	Zebra Technologies Corporation Refinancing Term Loan B, First Lien	3.600%	10/27/21	BB+	2,353,225
6,280	Total Electronic Equipment, Instruments & Components				6,283,092

	Energy Equipment & Services – 0.5% (0.3% of Total Investments)

2,578	Drill Rigs Holdings, Inc., Tranche B1, Term Loan, (5)	8.000%	3/31/21	CCC–	1,953,700
627	Dynamic Energy Services International LLC, Term Loan	14.538%	3/06/18	N/R	244,414
3,205	Total Energy Equipment & Services				2,198,114

	Equity Real Estate Investment Trusts – 2.8% (1.7% of Total Investments)

4,462	Communications Sales & Leasing, Inc., Shortfall Term Loan	4.000%	10/24/22	BB–	4,471,347
1,485	MGM Growth Properties, Term Loan B, (WI/DD)	TBD	TBD	BB+	1,489,641
1,276	Realogy Group LLC, Term Loan B	3.242%	7/20/22	BB+	1,287,244
6,293	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien, (DD1)	4.750%	12/18/20	B3	5,687,572
13,516	Total Equity Real Estate Investment Trusts				12,935,804

	Food & Staples Retailing – 5.5% (3.3% of Total Investments)

16,036	Albertson’s LLC, Term Loan B4	3.993%	8/25/21	BB	16,108,684
2,915	Albertson’s LLC, Term Loan B6	4.302%	6/22/23	BB	2,931,586
1,397	BJ’s Wholesale Club, Inc., Term Loan B, First Lien	4.750%	2/03/24	B–	1,393,073
2,875	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	BB–	2,887,578
998	Save-A-Lot, Term Loan B	7.000%	12/02/23	B	996,461
945	Supervalu, Inc., New Term Loan B	5.500%	3/21/19	BB–	952,965
25,166	Total Food & Staples Retailing				25,270,347

	Food Products – 4.6% (2.8% of Total Investments)

1,459	Hearthside Group Holdings LLC, Term Loan B	4.000%	6/02/21	B1	1,470,602
3,437	Jacobs Douwe Egberts, Term Loan B, (WI/DD)	TBD	TBD	BB	3,454,039
2,949	Keurig Green Mountain, Inc., Term Loan A, First Lien, (DD1)	2.500%	3/03/21	BBB–	2,948,999
1,937	Pinnacle Foods Finance LLC, Term Loan B	2.983%	2/02/24	BB+	1,951,633
8,613	US Foods, Inc., New Term Loan B	3.743%	6/27/23	BB	8,698,910
2,868	Wilton Products, Inc., Tranche B, Term Loan	8.500%	8/30/18	CCC+	2,815,246
21,263	Total Food Products				21,339,429

	Health Care Equipment & Supplies – 2.0% (1.2% of Total Investments)

837	Acelity, Term Loan B	4.397%	2/02/24	B1	839,098
877	ConvaTec, Inc., Term Loan B	3.493%	10/25/23	BB	889,679
1,388	Greatbatch, Inc., Term Loan B	4.500%	10/27/22	B	1,397,797
3,829	Onex Carestream Finance LP, Term Loan, First Lien	5.147%	6/07/19	B+	3,806,127
2,553	Onex Carestream Finance LP, Term Loan, Second Lien	9.647%	12/09/19	B–	2,519,677
9,484	Total Health Care Equipment & Supplies				9,452,378

	Health Care Providers & Services – 3.7% (2.2% of Total Investments)

1,328	Community Health Systems, Inc., Term Loan G	3.798%	12/31/19	BB–	1,324,447
2,657	Community Health Systems, Inc., Term Loan H	4.048%	1/27/21	BB–	2,642,922
1,496	Envision Healthcare Corporation, Term Loan B, First Lien	4.150%	12/01/23	BB–	1,512,733
1,149	Healogics, Inc., Term Loan, First Lien	5.320%	7/01/21	B	1,005,635
2,170	Heartland Dental Care, Inc., Term Loan, First Lien	5.540%	12/21/18	B1	2,176,600
1,500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC	1,481,875
1,368	MultiPlan, Inc., Term Loan B	4.897%	6/07/23	B+	1,387,538
575	National Mentor Holdings, Inc., Term Loan B	4.397%	1/31/21	B+	577,241
2,731	Millennium Laboratories, Inc., Term Loan B, First Lien	7.500%	12/21/20	CCC+	1,479,521
353	Quorum Health Corp., Term Loan B	7.795%	4/29/22	B2	352,900
2,432	Select Medical Corporation, Tranche B, Term Loan	4.650%	3/06/24	Ba2	2,458,876
660	Vizient, Inc., New Term Loan B, (WI/DD)	TBD	TBD	B+	659,890
18,419	Total Health Care Providers & Services				17,060,178

NUVEEN	3

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Health Care Technology – 1.7% (1.0% of Total Investments)

$1,815	Catalent Pharma Solutions, Inc., Term Loan B	3.750%	5/20/21	BB	$1,838,349
5,000	Emdeon, Inc., Closing Date Term Loan	3.750%	3/01/24	Ba3	5,020,090
1,000	Press Ganey Holdings, Inc., Term Loan, Second Lien	8.250%	10/21/24	CCC+	1,022,500
7,815	Total Health Care Technology				7,880,939

	Hotels, Restaurants & Leisure – 5.6% (3.4% of Total Investments)

6,364	Burger King Corporation, Term Loan B3	3.309%	2/16/24	Ba3	6,375,339
3,500	Caesars Entertainment Operating Company, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB	3,481,040
1,957	CCM Merger, Inc., Term Loan B	4.243%	8/06/21	BB–	1,970,095
2,558	CCM Merger, Inc., Term Loan B	4.243%	8/06/21	BB–	2,563,767
2,079	Intrawest Resorts Holdings, Inc., Term Loan B	4.500%	12/09/20	B+	2,095,087
1,719	Life Time Fitness, Inc., Term Loan B	4.000%	6/10/22	BB–	1,725,428
4,981	Scientific Games Corporation, Initial Term Loan B3	4.994%	10/01/21	Ba3	5,059,239
2,603	Station Casino LLC, Term Loan B	3.500%	6/08/23	BB	2,608,977
25,761	Total Hotels, Restaurants & Leisure				25,878,972

	Household Products – 0.5% (0.3% of Total Investments)

1,493	Revlon Consumer Products Corporation, Term Loan B, First Lien	4.493%	9/07/23	Ba3	1,497,997
636	Serta Simmons Holdings LLC, Term Loan, First Lien	4.538%	11/08/23	B1	638,546
2,129	Total Household Products				2,136,543

	Independent Power & Renewable Electricity Producers – 0.4% (0.3% of Total Investments)

2,077	Dynegy, Inc., Tranche Term Loan C1	4.250%	2/07/24	BB	2,079,190

	Industrial Conglomerates – 0.6% (0.3% of Total Investments)

878	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.917%	11/26/20	B	882,189
1,750	Foresight Energy LLC, Term Loan, First Lien	6.750%	3/16/22	B	1,701,329
2,628	Total Industrial Conglomerates				2,583,518

	Insurance – 2.1% (1.3% of Total Investments)

3,272	Alliant Holdings I LLC, Term Loan B	4.417%	8/14/22	B	3,291,815
1,781	AssuredPartners, Inc., Refinancing Term Loan, First Lien	5.250%	10/21/22	B+	1,797,050
4,347	Hub International Holdings, Inc., Initial Term Loan	4.035%	10/02/20	B+	4,380,196
9,400	Total Insurance				9,469,061

	Internet and Direct Marketing Retail – 1.0% (0.6% of Total Investments)

4,782	Travelport LLC, Term C Loan	4.289%	9/02/21	B+	4,823,885

	Internet Software & Services – 2.4% (1.4% of Total Investments)

750	Ancestry.com, Inc., Term Loan B, Second Lien	9.270%	10/19/24	CCC+	770,938
1,485	Ancestry.com Inc., Term Loan, First Lien	4.250%	10/19/23	B1	1,501,243
1,496	Rackspace Hosting, Inc., Term Loan B, First Lien	4.535%	11/03/23	BB+	1,508,563
3,688	Sabre, Inc., New Term Loan B	3.743%	2/16/24	Ba2	3,726,824
1,913	SkillSoft Corporation, Term Loan, Second Lien, (DD1)	9.250%	4/28/22	CCC	1,435,708
1,500	TierPoint LLC, Term Loan, First Lien, (WI/DD)	TBD	TBD	B+	1,492,500
500	TierPoint LLC, Term Loan, Second Lien, (WI/DD)	TBD	TBD	CCC+	495,000
11,332	Total Internet Software & Services				10,930,776

	IT Services – 2.7% (1.7% of Total Investments)

980	Conduent, Inc., Term Loan B	4.986%	12/07/23	N/R	995,757
2,033	EIG Investors Corp., Term Loan, First Lien	6.532%	11/09/19	B+	2,047,546
1,105	Engility Corporation, Repriced Term Loan B2	4.750%	8/14/23	BB–	1,112,145
1,269	Gartner, Inc., Term Loan A	2.993%	3/16/22	BB+	1,274,784
750	Gartner, Inc., Term Loan B	2.993%	4/05/24	BB+	755,156
346	Mitchell International, Inc., Initial Term Loan B, First Lien	4.540%	10/13/20	B1	347,457
2,500	Optiv Security, Inc., Term Loan, Second Lien	8.250%	1/31/25	CCC+	2,533,332
1,750	Tempo Acquisition LLC, Term Loan B, (WI/DD)	TBD	TBD	B1	1,754,375
993	WEX, Inc., Term Loan B	4.493%	6/30/23	BB–	1,004,552
804	Zayo Group LLC, Term Loan B2	3.500%	1/19/24	BB	810,557
12,530	Total IT Services				12,635,661

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Leisure Products – 1.5% (0.9% of Total Investments)

$1,555	24 Hour Fitness Worldwide, Inc., Term Loan B	4.897%	5/28/21	Ba3	$1,550,104
2,046	Academy, Ltd., Term Loan B	5.142%	7/01/22	B2	1,435,412
1,849	Equinox Holdings, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	B+	1,866,329
998	Four Seasons Holdings, Inc., Term Loan B	4.147%	11/30/23	BB	1,010,325
1,000	Zodiac Pool Solutions LLC, Term Loan, Second Lien	10.147%	12/20/24	CCC+	995,417
7,448	Total Leisure Products				6,857,587

	Life Sciences Tools & Services – 0.8% (0.5% of Total Investments)

748	Inventiv Health, Inc., Term Loan B	4.804%	11/09/23	B	753,561
2,918	Patheon, Inc., New Term Loan, First Lien	4.406%	4/11/24	B	2,928,805
3,666	Total Life Sciences Tools & Services				3,682,366

	Machinery – 0.8% (0.5% of Total Investments)

1,061	Gates Global LLC, Initial Dollar Term Loan B1	4.408%	4/01/24	B+	1,067,386
830	Rexnord LLC. Term Loan B, First Lien	3.889%	8/21/23	BB–	834,631
1,791	Safway Group Holdings LLC, Initial Term Loan, First Lien	5.750%	8/21/23	B+	1,810,402
3,682	Total Machinery				3,712,419

	Marine – 0.2% (0.1% of Total Investments)

950	American Commercial Lines LLC, Term Loan B, First Lien	9.750%	11/12/20	B–	866,875

	Media – 12.8% (7.8% of Total Investments)

1,163	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/23/21	B1	1,140,688
910	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	874,047
1,743	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	Caa1	1,748,362
985	Affinion Group Holdings, Inc., Term Loan, First Lien	6.750%	4/30/18	B1	984,684
3,343	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B1	3,075,100
1,500	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	Caa1	1,143,750
5,431	Cequel Communications LLC, Term Loan B	3.161%	7/14/25	BB–	5,432,319
3,960	Charter Communications Operating Holdings LLC, Term Loan I, First Lien	3.243%	1/15/24	BBB–	3,984,750
1,646	Clear Channel Communications, Inc., Term Loan E	8.493%	7/30/19	Caa1	1,413,474
2,860	Clear Channel Communications, Inc., Tranche D, Term Loan	7.743%	1/30/19	Caa1	2,455,717
9,266	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	Caa1	7,270,890
2,328	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.897%	6/17/20	BB–	2,345,842
1,609	Getty Images, Inc., Term Loan B, First Lien	4.750%	10/18/19	B3	1,428,272
595	Gray Television, Inc., Term Loan B2	3.483%	2/07/24	BB	601,099
1,945	IMG Worldwide, Inc., Term Loan, First Lien	4.250%	5/06/21	B+	1,957,478
1,200	Lions Gate Entertainment Corporation, Term Loan B	3.982%	12/08/23	Ba2	1,208,244
1,042	LSC Communications, Term Loan	7.000%	9/30/22	Ba3	1,057,292
4,466	McGraw-Hill Education Holdings LLC, Term Loan B	5.000%	5/02/22	Ba3	4,423,262
253	Nexstar Broadcasting Group, Term Loan B, First Lien	3.994%	1/17/24	Ba3	255,108
2,611	Nexstar Broadcasting Group, Term Loan B, First Lien	3.994%	1/17/24	BB+	2,631,349
1,965	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.622%	8/14/20	B	1,971,337
8,250	Univision Communications, Inc., Term Loan C5	3.750%	3/15/24	BB–	8,202,840
1,250	Virgin Media Investment Holdings, Limited Term Loan I	3.744%	1/31/25	BB–	1,256,094
1,120	WMG Acquisition Corporation, Term Loan B, First Lien	3.750%	11/01/23	Ba3	1,126,255
280	Yell Group PLC, PIK Term Loan B2, First Lien	8.500%	9/07/65	N/R	592,626
300	Yell Group PLC, Term Loan A2, First Lien	8.036%	9/07/21	N/R	310,084
62,021	Total Media				58,890,963

	Metals & Mining – 1.1% (0.7% of Total Investments)

2,024	Fairmount Minerals, Ltd., Term Loan B1, First Lien	4.647%	9/05/19	Caa1	1,978,309
1,350	Fairmount Minerals, Ltd. Term Loan B2, First Lien	4.647%	9/05/19	B–	1,329,950
447	Fortescue Metals Group, Ltd., Term Loan B, First Lien	3.750%	6/30/19	BBB–	450,335
1,392	Zekelman Industries, Term Loan B	4.906%	6/14/21	BB–	1,410,044
5,213	Total Metals & Mining				5,168,638

NUVEEN	5

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Multiline Retail – 2.7% (1.6% of Total Investments)

$2,287	99 Cents Only Stores Tranche B2, Term Loan	4.606%	1/11/19	CCC+	$2,150,838
1,000	Bass Pro Group LLC, Sale Facility, Term Loan, First Lien	5.897%	6/08/18	B+	1,010,000
1,507	Bass Pro Group LLC, Term Loan B, First Lien	4.239%	6/05/20	B+	1,505,205
1,202	Belk, Inc., Term Loan B, First Lien	5.905%	12/12/22	B	1,073,215
5,650	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BBB–	5,745,344
922	Hudson’s Bay Company, Term Loan B, First Lien	4.250%	9/30/22	BB	883,641
12,568	Total Multiline Retail				12,368,243

	Oil, Gas & Consumable Fuels – 3.1% (1.9% of Total Investments)

624	California Resources Corporation, Term Loan A, First Lien	3.781%	9/24/19	B1	607,145
667	Crestwood Holdings LLC, Term Loan B	9.042%	6/19/19	B–	664,697
229	Energy and Exploration Partners, Term Loan, Second Lien	5.000%	5/13/22	N/R	126,015
2,495	Fieldwood Energy LLC, Term Loan, First Lien	3.875%	10/01/18	B2	2,442,288
1,648	Fieldwood Energy LLC, Term Loan, First Lien	8.000%	8/31/20	B2	1,618,748
941	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	CCC–	748,025
2,109	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B–	1,919,390
3,400	Harvey Gulf International Marine, Inc., Term Loan B	5.637%	6/18/20	CCC+	2,198,468
1,888	Peabody Energy Corporation, Term Loan B, (WI/DD)	TBD	TBD	Ba3	1,896,281
2,874	Seadrill Partners LLC, Initial Term Loan	4.147%	2/21/21	CCC+	1,940,106
43	Southcross Holdings Borrower L.P., Term Loan B, First Lien	3.500%	4/13/23	CCC+	38,449
16,918	Total Oil, Gas & Consumable Fuels				14,199,612

	Pharmaceuticals – 2.1% (1.3% of Total Investments)

1,328	Concordia Healthcare Corporation, Term Loan B, First Lien	5.250%	10/21/21	B2	902,813
4,000	Grifols, Inc., Term Loan B	3.195%	1/31/25	BB	4,017,508
4,431	Pharmaceutical Product Development, Inc., Term Loan B, First Lien, (DD1)	4.328%	8/18/22	Ba3	4,460,478
87	Valeant Pharmaceuticals International, Inc., Series F3, Tranche B, Term Loan	5.740%	4/01/22	BB–	87,532
9,846	Total Pharmaceuticals				9,468,331

	Professional Services – 0.6% (0.4% of Total Investments)

643	Ceridian Corporation, Term Loan B2	4.501%	9/15/20	Ba3	641,625
2,000	Nielsen Finance LLC, Term Loan B4	2.990%	10/04/23	BBB–	2,010,834
2,643	Total Professional Services				2,652,459

	Real Estate Management & Development – 1.0% (0.6% of Total Investments)

2,100	Capital Automotive LP, Term Loan, First Lien	4.000%	3/21/24	B	2,120,279
2,482	Capital Automotive LP, Term Loan, Second Lien	7.000%	3/21/25	B3	2,527,689
4,582	Total Real Estate Management & Development				4,647,968

	Road & Rail – 0.3% (0.2% of Total Investments)

1,481	Quality Distribution, Term Loan, First Lien	5.897%	8/18/22	B2	1,433,109

	Semiconductors & Semiconductor Equipment – 1.5% (0.9% of Total Investments)

944	Cypress Semiconductor Corp, Term Loan B	4.740%	7/05/21	BB	955,200
1,063	Lumileds, Term Loan, First Lien, (WI/DD)	TBD	TBD	Ba3	1,075,781
1,241	Micron Technology, Inc., New Term Loan B	3.500%	4/26/22	N/R	1,250,418
1,474	Microsemi Corporation, Term Loan B	3.241%	1/17/23	BB	1,483,004
2,269	On Semiconductor Corp., New Term Loan B	3.243%	3/31/23	Ba1	2,284,356
6,991	Total Semiconductors & Semiconductor Equipment				7,048,759

	Software – 11.7% (7.1% of Total Investments)

2,000	Ascend Learning LLC, Term Loan, Second Lien	9.524%	11/30/20	CCC+	2,015,000
3,421	Blackboard, Inc., Term Loan B4	6.158%	6/30/21	B+	3,434,403
4,248	BMC Software, Inc., Initial Term Loan B1, (DD1)	5.000%	9/10/22	B+	4,275,502
933	Computer Sciences Government Services, Term Loan B, First Lien	3.493%	11/30/23	BB+	938,099
3,976	Compuware Corporation, Term Loan B2, First Lien	5.250%	12/15/21	B	3,995,681
924	Compuware Corporation, Term Loan, Second Lien	9.250%	12/15/22	CCC+	930,997
2,297	Ellucian, Term Loan B, First Lien	4.397%	9/30/22	B	2,298,128

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Software (continued)

$1,981	Informatica Corp., Term Loan B, (DD1)	4.647%	8/05/22	B	$1,977,345
7,370	Infor (US), Inc., Term Loan B	3.897%	2/01/22	B1	7,371,091
1,247	Kronos Incorporated, Term Loan B, First Lien	5.034%	11/01/23	B	1,252,766
903	Micro Focus International PLC, New Term Loan, (WI/DD)	TBD	TBD	BB–	907,362
6,097	Micro Focus International PLC, Term Loan B, (WI/DD)	TBD	TBD	BB–	6,127,638
2,943	Micro Focus International PLC, Term Loan B2	3.672%	11/19/21	BB–	2,958,011
2,499	Misys, New Term Loan, First Lien, (WI/DD)	TBD	TBD	B	2,486,830
1,500	Misys, New Term Loan, Second Lien, (WI/DD)	TBD	TBD	CCC+	1,484,600
1,496	RP Crown Parent LLC, Term Loan B, First Lien	4.500%	10/12/23	B1	1,509,187
1,707	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., 2017 Refinancing New Term Loan B1	3.243%	7/08/22	BB+	1,720,614
142	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., 2017 Refinancing New Term Loan B2	3.243%	7/08/22	BB+	142,889
5,717	Tibco Software, Inc., Term Loan B	5.500%	12/04/20	B1	5,785,741
61	Uber Technologies, Inc., Term Loan B, First Lien	5.000%	7/13/23	N/R	61,286
1,119	Vertafore, Inc., Term Loan, First Lien	4.250%	6/30/23	B	1,125,071
1,210	Vertiv Co., New Term Loan B	5.030%	11/30/23	B+	1,219,041
53,791	Total Software				54,017,282

	Specialty Retail – 1.0% (0.6% of Total Investments)

2,338	Gardner Denver, Inc., Term Loan, (DD1)	4.559%	7/30/20	B	2,340,042
1,961	Petco Animal Supplies, Inc., Term Loan B1	4.172%	1/26/23	B1	1,787,334
694	Petsmart Inc., Term Loan B, First Lien, (DD1)	4.020%	3/11/22	BB–	640,842
4,993	Total Specialty Retail				4,768,218

	Technology Hardware, Storage & Peripherals – 6.7% (4.0% of Total Investments)

1,000	Coinstar, Inc., Term Loan, Second Lien	9.750%	9/27/24	CCC+	1,020,000
10,582	Dell International LLC, New Term Loan B	3.500%	9/07/23	BBB–	10,638,582
5,606	Dell International LLC, Term Loan A2, First Lien	3.250%	9/07/21	BBB–	5,620,266
3,500	Dell International LLC, Term Loan A3, First Lien	3.000%	12/31/18	BBB–	3,509,114
1,218	Dell Software Group, Term Loan B	7.000%	10/31/22	B1	1,237,417
8,551	Western Digital, Inc., New Term Loan B, (DD1)	3.743%	4/29/23	BBB–	8,637,232
30,457	Total Technology Hardware, Storage & Peripherals				30,662,611

	Textiles, Apparel & Luxury Goods – 0.2% (0.1% of Total Investments)

1,756	Gymboree Corporation, Term Loan	5.000%	2/23/18	Caa3	813,664

	Trading Companies & Distributors – 2.0% (1.2% of Total Investments)

5909	Avolon, Term Loan B2	3.743%	3/21/22	N/R	6,005,039
1,768	HD Supply, Inc., Term Loan B	3.897%	8/13/21	BB	1,781,595
1,210	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.543%	6/09/21	B–	1,212,993
8,887	Total Trading Cos & Distributors				8,999,627

	Transportation Infrastructure – 0.3% (0.2% of Total Investments)

84	Ceva Group PLC, Canadian Term Loan	6.672%	3/19/21	B–	73,795
486	Ceva Group PLC, Dutch B.V., Term Loan	6.672%	3/19/21	B–	428,011
475	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B–	418,415
670	Ceva Group PLC, US Term Loan	6.672%	3/19/21	B–	590,360
1,715	Total Transportation Infrastructure				1,510,581

	Wireless Telecommunication Services – 3.3% (2.0% of Total Investments)

422	Asurion LLC, Term Loan B2	4.243%	7/08/20	BB–	425,215
2,079	Asurion LLC, Term Loan B4	4.250%	8/04/22	BB–	2,096,065
1,483	Asurion LLC, Term Loan B5, (WI/DD)	TBD	TBD	BB–	1,492,723
118	Fairpoint Communications, Inc., Term Loan B	7.500%	2/14/19	B	118,656
7,000	Sprint Corporation, Term Loan, First Lien	3.500%	2/02/24	BB–	7,013,853
1,542	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.172%	4/23/19	B	1,419,858
857	Syniverse Technologies, Inc., Tranche B, Term Loan	4.147%	4/23/19	B	788,773
2,000	UPC Financing Partnership, Term Loan, First Lien	3.744%	4/15/25	BB	2,009,750
15,501	Total Wireless Telecommunication Services				15,364,893
$587,672	Total Variable Rate Senior Loan Interests (cost $579,868,112)				574,897,490

NUVEEN	7

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Shares	Description (1)				Value

	COMMON STOCKS – 1.7% (1.0% of Total Investments)

	Banks – 0.5% (0.3% of Total Investments)

30,811	BLB Worldwide Holdings Inc., (6)				$2,403,258

	Diversified Consumer Services – 0.2% (0.1% of Total Investments)

71,949	Cengage Learning Holdings II LP, (6)				683,515
3,124,035	Education Management Corporation, (6), (7)				312
	Total Diversified Consumer Services				683,827

	Energy Equipment & Services – 0.5% (0.3% of Total Investments)

60,418	C&J Energy Services Inc., (6)				1,764,810
2,534	Vantage Drill International, (6), (7)				430,780
	Total Energy Equipment & Services				2,195,590

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

54,276	Millennium Health LLC, (6)				59,704

	Media – 0.5% (0.3% of Total Investments)

963,320	Hibu PLC, (6), (8)				1
23,363	Metro-Goldwyn-Mayer, (6), (7)				2,269,131
36,087	Tribune Media Company, (8)				—
	Total Media				2,269,132

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

109	Energy and Exploration Partners, Inc., (6), (7)				38,150
46	Southcross Holdings Borrower LP, (6)				21,850
	Total Oil, Gas & Consumable Fuels				60,000
	Total Common Stocks (cost $12,375,273)				7,671,511

Shares	Description (1)	Coupon		Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0% (0.0% of Total Investments)

	Diversified Consumer Services – 0.0% (0.0% of Total Investments)

3,476	Education Management Corporation	7.500%		N/R	$35
	Total $25 Par (or similar) Retail Preferred (cost $8,437)				35

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CONVERTIBLE BONDS – 0.1% (0.1% of Total Investments)

	Communications Equipment – 0.1% (0.1% of Total Investments)

$550	Nortel Networks Corp., (5)	1.750%	4/15/12	N/R	$534,875
$550	Total Convertible Bonds (cost $440,000)				534,875

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 20.5% (12.5% of Total Investments)

	Auto Components – 0.5% (0.3% of Total Investments)

$2,250	Schaeffler Finance BV, 144A	4.250%	5/15/21	Baa3	$2,300,175

	Commercial Services & Supplies – 0.3% (0.2% of Total Investments)

1,233	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	1,234,541

	Communications Equipment – 0.1% (0.1% of Total Investments)

155	Avaya Inc., 144A	7.000%	4/01/19	N/R	129,812
3,830	Avaya Inc., 144A	10.500%	3/01/21	N/R	517,050
3,985	Total Communications Equipment				646,862

8	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Diversified Telecommunication Services – 2.6% (1.6% of Total Investments)

$2,462	IntelSat Connect Finance SA, 144A	12.500%	4/01/22	CC	$2,166,560
3,360	IntelSat Jackson Holdings	5.500%	8/01/23	Caa2	2,868,600
1,005	IntelSat Limited	6.750%	6/01/18	CC	914,550
4,622	IntelSat Limited	7.750%	6/01/21	Ca	2,674,983
4,630	IntelSat Limited	8.125%	6/01/23	Ca	2,639,100
750	Level 3 Financing Inc.	5.375%	8/15/22	BB	774,525
16,829	Total Diversified Telecommunication Services				12,038,318

	Equity Real Estate Investment Trusts – 1.1% (0.7% of Total Investments)

1,250	iStar Inc.	4.000%	11/01/17	B+	1,252,344
3,250	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	5.250%	12/01/21	B+	3,420,625
400	Walter Investment Management Corporation	7.875%	12/15/21	Caa2	242,000
4,900	Total Equity Real Estate Investment Trusts				4,914,969

	Health Care Equipment & Supplies – 0.7% (0.4% of Total Investments)

3,000	Tenet Healthcare Corporation	6.000%	10/01/20	BB–	3,157,500

	Health Care Providers & Services – 0.6% (0.3% of Total Investments)

1,500	HCA Inc.	6.500%	2/15/20	BBB–	1,646,340
900	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	877,500
2,400	Total Health Care Providers & Services				2,523,840

	Hotels, Restaurants & Leisure – 1.9% (1.1% of Total Investments)

1,000	MGM Resorts International Inc.	5.250%	3/31/20	BB	1,057,500
2,750	Scientific Games Corporation, 144A	7.000%	1/01/22	Ba3	2,944,205
4,200	Scientific Games International Inc.	10.000%	12/01/22	B–	4,549,650
7,950	Total Hotels, Restaurants & Leisure				8,551,355

	Household Durables – 0.6% (0.4% of Total Investments)

2,750	Lennar Corporation	4.125%	12/01/18	Ba1	2,811,875

	Media – 4.3% (2.6% of Total Investments)

150	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	3.579%	7/23/20	BBB–	155,093
2,000	Dish DBS Corporation	5.125%	5/01/20	Ba3	2,090,000
1,000	Dish DBS Corporation	5.875%	11/15/24	Ba3	1,048,750
6,412	iHeartCommunications, Inc.	9.000%	12/15/19	Caa1	5,289,900
13,403	iHeartCommunications, Inc., PIK	14.000%	2/01/21	Ca	3,886,959
1,714	iHeartCommunications, Inc., 144A	11.250%	3/01/21	Caa1	1,315,495
7,850	iHeartCommunications, Inc.	9.000%	3/01/21	Caa1	5,966,000
32,529	Total Media				19,752,197

	Oil, Gas & Consumable Fuels – 1.2% (0.7% of Total Investments)

2,000	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	1,540,000
500	Denbury Resources Inc.	6.375%	8/15/21	CCC+	396,250
875	Denbury Resources Inc.	5.500%	5/01/22	CCC+	651,875
600	Everest Acquisition LLC Finance	9.375%	5/01/20	CCC+	568,500
2,400	FTS International Inc., 144A	8.463%	6/15/20	B	2,424,000
6,375	Total Oil, Gas & Consumable Fuels				5,580,625

	Pharmaceuticals – 0.0% (0.0% of Total Investments)

600	Concordia Healthcare Corporation, 144A	7.000%	4/15/23	CCC	96,000

	Semiconductors & Semiconductor Equipment – 0.3% (0.2% of Total Investments)

1,394	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	1,547,340

	Software – 1.7% (1.1% of Total Investments)

3,120	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	3,172,666
1,100	Boxer Parent Company Inc./BMC Software, 144A, PIK	9.000%	10/15/19	CCC+	1,099,318
3,500	Infor Us Inc., 144A	5.750%	8/15/20	BB	3,653,125
7,720	Total Software				7,925,109

NUVEEN	9

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Technology Hardware, Storage & Peripherals – 2.2% (1.3% of Total Investments)

$7,330	EMC Corporation	2.650%	6/01/20	Ba2	$7,173,541
2,750	Western Digital Corporation, 144A	7.375%	4/01/23	BBB–	3,011,250
10,080	Total Technology Hardware, Storage & Peripherals				10,184,791

	Trading Companies & Distributors – 0.3% (0.2% of Total Investments)

1,500	HD Supply Inc., 144A	5.250%	12/15/21	BB	1,582,500

	Wireless Telecommunication Services – 2.1% (1.3% of Total Investments)

1,450	Sprint Communications Inc.	7.000%	8/15/20	B+	1,571,438
6,000	Sprint Corporation	7.875%	9/15/23	B+	6,735,000
500	Sprint Corporation	7.125%	6/15/24	B+	543,750
800	Syniverse Foreign Holdings Corporation, 144A	9.125%	1/15/22	B	794,000
175	T-Mobile USA Inc.	6.836%	4/28/23	BB	187,687
8,925	Total Wireless Telecommunication Services				9,831,875
$114,420	Total Corporate Bonds (cost $104,234,918)				94,679,872

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	ASSET-BACKED SECURITIES – 3.9% (2.3% of Total Investments)

$2,500	BlueMountain Collateralized Loan Obligations Limited 2012-1A, 144A	6.656%	7/20/23	BB	$2,499,913
675	Bristol Park CLO Limited, Series 2016-1A, 144A	8.408%	4/15/29	Ba3	685,213
250	ING Investment Management, Collateralized Loan Obligation, 2013-1A D, 144A	6.158%	4/15/24	BB	246,467
1,800	LCM Limited Partnership, Collateralized Loan Obligation 2012A, 144A	6.908%	10/19/22	BB	1,809,414
4,000	LCM Limited Partnership, Collateralized Loan Obligation, 2015A, 144A	6.052%	8/25/24	BB–	3,999,836
1,250	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2015-16A, 144A	6.656%	4/20/26	Ba3	1,249,956
500	North End CLO Limited, Loan Pool, 144A	5.758%	7/17/25	BB	472,515
2,000	Octagon Investment Partners, Series 2015-1A, 144A	7.006%	10/20/26	Ba3	1,999,924
750	OZLM Funding Limited, Series 2012-2A, 144A	8.470%	10/30/27	BB	756,464
2,000	Race Point Collateralized Loan Obligations, Series 2012-6A, 144A	6.804%	5/24/23	BB	2,000,016
2,000	Race Point Collateralized Loan Obligations, Series 2012-7A, 144A	6.038%	11/08/24	BB–	2,000,018
$17,725	Total Asset-Backed Securities (cost $16,703,250)				17,719,736
	Long-Term Investments (cost $713,629,990)				695,503,519

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 13.8% (8.4% of Total Investments)

	REPURCHASE AGREEMENTS – 13.8% (8.4% of Total Investments)

$63,765	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/17, repurchase price $63,765,503, collateralized by $66,690,000 U.S. Treasury Bonds, 2.750%, due 11/15/42, value $65,040,956	0.090%	5/01/17		$63,765,025
	Total Short-Term Investments (cost $63,765,025)				63,765,025
	Total Investments (cost $777,395,015) – 164.8%				759,268,544
	Borrowings – (38.8)% (9), (10)				(178,800,000)
	Term Preferred Shares, at Liquidation Preference – (18.2)% (11)				(84,000,000)
	Other Assets Less Liabilities – (7.8)% (12)				(35,728,845)
	Net Assets Applicable to Common Shares – 100%				$460,739,699

10	NUVEEN

Investments in Derivatives as of April 30, 2017

Interest Rate Swaps

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)		Fixed Rate Payment Frequency	Termination Date		Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC	$8,000,000	Pay	1-Month USD-LIBOR-ICE	2.250	% (13)	Monthly	12/01/23	(14)	$(44,235)
Morgan Stanley Capital Services, LLC	10,000,000	Pay	1-Month USD-LIBOR-ICE	2.500	(15)	Monthly	1/01/22	(16)	14,202
Morgan Stanley Capital Services, LLC	21,000,000	Pay	1-Month USD-LIBOR-ICE	2.500	(17)	Monthly	4/01/22	(18)	23,106
Morgan Stanley Capital Services, LLC	45,000,000	Pay	1-Month USD-LIBOR-ICE	4.000		Monthly	1/01/27	(19)	356,474
	$84,000,000								$349,547

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$574,897,490	$—	$574,897,490
Common Stocks	4,933,137	2,738,373	1	7,671,511
$25 Par (or similar) Retail Preferred	—	35	—	35
Convertible Bonds	—	534,875	—	534,875
Corporate Bonds	—	94,679,872	—	94,679,872
Asset-Backed Securities	—	17,719,736	—	17,719,736

Short-Term Investments:
Repurchase Agreements	—	63,765,025	—	63,765,025

Investments in Derivatives:
Interest Rate Swaps*	—	349,547	—	349,547
Total	$4,933,137	$754,684,953	$1	$759,618,091
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement

NUVEEN	11

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2017, the cost of investments (excluding investments in derivatives) was $779,849,438.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2017, were as follows:

Gross unrealized:
Appreciation	$18,518,875
Depreciation	(39,099,769)
Net unrealized appreciation (depreciation) of investments	$(20,580,894)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	For fair value measurement disclosure purposes, investment classified as Level 2.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	Borrowings as a percentage of Total Investments is 23.5%.

(10)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(11)	Term Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 11.1%.

(12)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(13)	Effective December 1, 2018, the fixed rate paid by the Fund will increase according to a predetermined scheduled as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every two years on specific dates through the swap contract’s termination date.

(14)	This interest rate swap has an optional early termination date beginning on December 1, 2018 and monthly thereafter through the termination date as specified in the swap contract.

(15)	Effective January 1, 2020, the fixed rate paid by the Fund will increase according to a predetermined scheduled as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every twelve months on specific dates through the swap contract’s termination date.

(16)	This interest rate swap has an optional early termination date beginning on January 1, 2019 and monthly thereafter through the termination date as specified in the swap contract.

(17)	Effective April 1, 2020, the fixed rate paid by the Fund will increase according to a predetermined scheduled as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every twelve months on specific dates through the swap contract’s termination date.

(18)	This interest rate swap has an optional early termination date beginning on July 1, 2019 and monthly thereafter through the termination date as specified in the swap contract.

(19)	This interest rate swap has an optional early termination date beginning on January 1, 2021 and monthly thereafter through the termination date as specified in the swap contract.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

PIK	All or a portion of this security is payment-in-kind.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange.

12	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: June 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2017